SCHEDULE OF INTERNAL CREDIT RISK GRADING (Details)	12 Months Ended
Dec. 31, 2023
Low Risk [Member]
IfrsStatementLineItems [Line Items]
Description of internal credit risk	The counterparty has a low risk of default and does not have any past-due amounts
Low Risk [Member] | Other Financial Assets [Member] | 12-month expected credit losses [member]
IfrsStatementLineItems [Line Items]
Information on how entity determined that financial assets are credit-impaired	12-month ECL
Low Risk [Member] | Financial instruments not credit-impaired [member] | Trade receivables [member]
IfrsStatementLineItems [Line Items]
Information on how entity determined that financial assets are credit-impaired	12-month
Low Risk [Member] | Financial instruments credit-impaired [member] | Other Financial Assets [Member]
IfrsStatementLineItems [Line Items]
Information on how entity determined that financial assets are credit-impaired	Lifetime ECL - credit impaired
Watch List [Member]
IfrsStatementLineItems [Line Items]
Description of internal credit risk	Debtor frequently repays after due dates but usually settle in full
Watch List [Member] | Other Financial Assets [Member] | 12-month expected credit losses [member]
IfrsStatementLineItems [Line Items]
Information on how entity determined that financial assets are credit-impaired	12-month ECL
Watch List [Member] | Financial instruments not credit-impaired [member] | Trade receivables [member]
IfrsStatementLineItems [Line Items]
Information on how entity determined that financial assets are credit-impaired	Lifetime ECL – not credit- impaired
Doubtful [Member]
IfrsStatementLineItems [Line Items]
Description of internal credit risk	There have been significant increases in credit risk since initial recognition through information developed internally or external resources
Doubtful [Member] | Financial instruments not credit-impaired [member] | Trade receivables [member]
IfrsStatementLineItems [Line Items]
Information on how entity determined that financial assets are credit-impaired	Lifetime ECL – not credit-impaired
Doubtful [Member] | Financial instruments not credit-impaired [member] | Other Financial Assets [Member]
IfrsStatementLineItems [Line Items]
Information on how entity determined that financial assets are credit-impaired	Lifetime ECL - not credit-impaired
Loss [Member]
IfrsStatementLineItems [Line Items]
Description of internal credit risk	There is evidence indicating the asset is credit impaired
Loss [Member] | Financial instruments credit-impaired [member] | Trade receivables [member]
IfrsStatementLineItems [Line Items]
Information on how entity determined that financial assets are credit-impaired	Lifetime ECL – credit-impaired
Write Off [Member]
IfrsStatementLineItems [Line Items]
Description of internal credit risk	There is evidence indicating that the debtor is in severe financial difficulty and the Company has no realistic prospect of recovery
Write Off [Member] | Trade receivables [member]
IfrsStatementLineItems [Line Items]
Information on how entity determined that financial assets are credit-impaired	Amount is written off
Write Off [Member] | Other Financial Assets [Member]
IfrsStatementLineItems [Line Items]
Information on how entity determined that financial assets are credit-impaired	Amount is written off